ACQUISITIONS	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
ACQUISITIONS

NOTE 2 –ACQUISITIONS

Mineração Jupiter Ltda. ("MJL")

On July 27, 2016, Jupiter Gold acquired from Brazil Minerals a 99.99% ownership in MJL in exchange for 4,000,000 shares of Jupiter Gold's common stock, plus Brazil Minerals' agreement to pay the par value cost of such shares amounting to $4,000. Since this acquisition was made from a related party, all assets and liabilities were reflected at cost, and no goodwill was recognized on the transaction.